Accumulated other comprehensive income (loss) (Tables)	12 Months Ended
Dec. 31, 2017
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Accumulated other comprehensive income (loss)
AOCI consists of the following balances, net of tax:

	Foreign currency cumulative translation	Unrealized gain on cash flow hedges	Net change on available-for-sale investments		Pension and post-employment actuarial changes	Total
Balance, January 1, 2016	$(24,659)	$34,025	$(56)		$(12,528)	$(3,218)
OCI (loss) before reclassifications	(1,262)	24,382	—		1,919	25,039
Amounts reclassified	—	(4,667)	121		(224)	(4,770)
Net current period OCI	(1,262)	19,715	121		1,695	20,269
Balance, December 31, 2016	$(25,921)	$53,740	$65		$(10,833)	$17,051
OCI before reclassifications	(21,780)	8,004	—		600	(13,176)
Amounts reclassified	—	(6,378)	(65)	—	(224)	(6,667)
Net current period OCI	$(21,780)	$1,626	$(65)		$376	$(19,843)
Balance, December 31, 2017	$(47,701)	$55,366	$—		$(10,457)	$(2,792)